SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF FORTH THE SHARE OPTIONS ACTIVITY

The following table sets forth the share options activity for the years ended December 31, 2024 and 2025:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Years	Value
		US$		US$
Outstanding as of January 1, 2024	2,404,681	0.79	2.98	7,671
Granted in 2024	1,965,500	1.92
Forfeited in 2024	(8,800)	1.74
Outstanding as of December 31, 2024	4,361,381	1.30	5.59	6,407
Granted in 2025	90,000	2.03
Exercised in 2025	(385,092)	0.33
Forfeited in 2025	(20,000)	2.03
Expired in 2025	(245,500)	1.24
Outstanding as of December 31, 2025	3,800,789	1.42	5.66	871
Vested or expected to be vested as of December 31, 2025	3,800,789	1.42	5.66	871
Exercisable as of December 31, 2025	2,795,789	1.25	4.46	791

SCHEDULE OF FAIR VALUE OF THE OPTIONS GRANTED

The Company did not grant any share options in 2023. The fair value of the options granted in 2024 is estimated on the date of grant using the binomial option pricing model with the following key assumptions used:

Year Ended December 31, 2024

Risk-free rate of return (per annum)	4.58%
Volatility	100.09%
Expected dividend yield	0%
Exercise multiple	2.2~2.8
Fair value of underlying ordinary share	2.77
Expected term	10 years

The fair value of the options granted in 2025 is estimated on the date of grant using the Black-Scholes option pricing model with the following key assumptions used:

Year Ended December 31, 2025

Risk-free rate of return (per annum)	4.58%
Volatility	90.17%
Expected dividend yield	0%
Fair value of underlying ordinary share	2.98
Expected term	10 years

SCHEDULE OF FORTH THE CLASS A RESTRICTED SHARE UNITS ACTIVITY

The following table sets forth the Class A restricted share units activity for the years ended December 31, 2024 and 2025:

		Weighted
	Number of	Average
	Restricted	Grant Date
	Shares	Fair Value
		US$
Outstanding as of January 1, 2024	5,299,000	3.96
Granted in 2024	72,000	2.38
Vested in 2024	(2,645,000)	3.96
Outstanding as of December 31, 2024	2,726,000	3.94
Granted in 2025	1,000,000	0.74
Vested in 2025	(1,351,750)	3.94
Outstanding as of December 31, 2025	2,374,250	2.57

SCHEDULE OF SHARE BASED COMPENSATION OF SHARE OPTIONS AND CLASS A RESTRICTED SHARE UNITS

Total share-based compensation expenses of share options and Class A restricted share units were allocated to the following expense items:

	Year Ended December 31,
	2024	2025
	RMB	RMB

Cost of revenue	7,711	—
Selling and marketing expenses	40,445	11,457
General and administrative expenses	49,084	15,032
Research and development expenses	62,787	19,941
Total	160,027	46,430